Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deposits which are restricted in use
Deposits which are restricted in use as of December 31, 2022 and 2021 are summarized as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Cash and cash equivalents(*)	￦	43	—
Short-term financial instruments (*)		79,514	79,500
Long-term financial instruments (*)		375	372

	￦	79,932	79,872

(*)
Includes the followings: i) deposits restricted in use due to the court’s order for seizure and collection of bonds; and ii) charitable trust fund established by the Group, profits from which shall be donated to charitable institutions. As of December 31, 2022, such deposits and funds cannot be withdrawn before maturity.